Document and Entity Information	Feb. 06, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001814215
Document Type	8-K/A
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	Nuburu, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39489
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	767-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Original Report”) originally filed by Nuburu, Inc., a Delaware corporation f/k/a Tailwind Acquisition Corp. (the “Company”), with the United States Securities and Exchange Commission on February 6, 2023, is being filed solely for the purpose of amending the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include the audited consolidated financial statements of Nuburu Subsidiary, Inc., a Delaware corporation f/k/a Nuburu, Inc. (“Legacy Nuburu”), as of and for the years ended December 31, 2022 and 2021, the unaudited pro forma condensed combined financial information of the Company and Legacy Nuburu as of and for the year ended December 31, 2022 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Nuburu for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report and should be read in conjunction with the Original Report.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	BURU WS
Security Exchange Name	NYSEAMER